DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All China Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 48.3%
Communication Services - 10.4%
Alibaba Pictures Group Ltd.*	41,375	$4,130
Autohome, Inc., ADR*	212	6,485
Baidu, Inc., ADR*	851	129,726
Bilibili, Inc., ADR*(a)	513	16,216
China Literature Ltd., 144A*	1,310	7,067
China Tower Corp. Ltd., Class H, 144A	130,453	15,193
Hello Group, Inc., ADR	483	4,603
iQIYI, Inc., ADR*	784	3,246
JOYY, Inc., ADR	170	7,869
Kanzhun Ltd., ADR*(a)	259	8,366
Kingsoft Corp. Ltd.	2,754	10,221
Kuaishou Technology, 144A*	1,455	16,675
NetEase, Inc.	6,240	121,786
Tencent Holdings Ltd.	17,665	952,238
Tencent Music Entertainment Group, ADR*	2,173	11,712
Weibo Corp., ADR*	211	5,788

(Cost $1,346,556)		1,321,321

Consumer Discretionary - 15.7%
Alibaba Group Holding Ltd.*	46,539	620,623
Alibaba Health Information Technology Ltd.*	13,745	9,569
ANTA Sports Products Ltd.	3,377	51,387
Bosideng International Holdings Ltd. (a)	11,789	6,699
Brilliance China Automotive Holdings Ltd.*(b)	21,577	20,158
BYD Co. Ltd., Class H	2,505	76,108
China Education Group Holdings Ltd.	1,585	1,351
China Meidong Auto Holdings Ltd.	1,906	8,940
China Ruyi Holdings Ltd.*(a)	10,742	3,176
Dada Nexus Ltd., ADR*	184	1,529
Dongfeng Motor Group Co. Ltd., Class H	9,267	7,958
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,722	8,419
Geely Automobile Holdings Ltd.	18,290	33,754
GOME Retail Holdings Ltd.*(a)	24,322	1,805
Great Wall Motor Co. Ltd., Class H	9,632	20,044
Guangzhou Automobile Group Co. Ltd., Class H	9,024	8,893
Haidilao International Holding Ltd., 144A (a)	3,357	7,699
Haier Smart Home Co. Ltd., Class H	6,813	23,760
Huazhu Group Ltd., ADR*	532	22,004
JD Health International, Inc., 144A*(a)	1,116	8,270
JD.com, Inc., Class A*	6,210	221,896
Jiumaojiu International Holdings Ltd., 144A (a)	2,197	4,904
Li Auto, Inc., ADR*	1,702	51,826
Li Ning Co. Ltd.	7,163	71,184
Meituan, Class B, 144A*	12,546	276,491
Minth Group Ltd.	2,572	9,250
New Oriental Education & Technology Group, Inc., ADR*	5,166	7,801
NIO, Inc., ADR*	4,030	92,045
Pinduoduo, Inc., ADR*	1,345	69,752
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	1,498	4,620
Shenzhou International Group Holdings Ltd.	2,588	43,488
TAL Education Group, ADR*	1,285	3,649
Tongcheng Travel Holdings Ltd.*	3,027	5,617
Topsports International Holdings Ltd., 144A	4,742	4,910
Trip.com Group Ltd., ADR*	1,564	40,382
Vipshop Holdings Ltd., ADR*	1,460	12,658
XPeng, Inc., ADR*(a)	1,214	44,153
Yadea Group Holdings Ltd., 144A	3,224	4,762
Yum China Holdings, Inc.	1,300	67,626
Zhongsheng Group Holdings Ltd.	1,828	12,727

(Cost $2,657,765)		1,991,887

Consumer Staples - 2.0%
Anhui Gujing Distillery Co. Ltd., Class B	606	8,863
China Feihe Ltd., 144A	10,932	13,039
China Mengniu Dairy Co. Ltd.*	9,815	63,748
China Resources Beer Holdings Co. Ltd.	4,544	35,968
Dali Foods Group Co. Ltd., 144A	6,297	3,312
Hengan International Group Co. Ltd.	2,003	10,626
Nongfu Spring Co. Ltd., Class H, 144A	5,360	33,578
RLX Technology, Inc., ADR*(a)	1,674	5,156
Smoore International Holdings Ltd., 144A (a)	5,785	21,323
Sun Art Retail Group Ltd.	5,849	2,103
Tingyi Cayman Islands Holding Corp.	6,116	13,526
Tsingtao Brewery Co. Ltd., Class H	1,617	15,511
Uni-President China Holdings Ltd.	3,972	4,118
Vinda International Holdings Ltd. (a)	1,165	3,317
Want Want China Holdings Ltd.	14,903	15,850
Yihai International Holding Ltd.*	1,444	6,025

(Cost $239,818)		256,063

Energy - 1.0%
China Coal Energy Co. Ltd., Class H	4,013	2,501
China Oilfield Services Ltd., Class H	5,800	6,562
China Petroleum & Chemical Corp., Class H	75,042	37,071
China Shenhua Energy Co. Ltd., Class H	10,572	29,090
China Suntien Green Energy Corp. Ltd., Class H	3,413	2,262
PetroChina Co. Ltd., Class H	65,271	34,834
Yankuang Energy Group Co. Ltd., Class H	4,866	11,932

(Cost $123,513)		124,252

Financials - 7.7%
360 DigiTech, Inc., ADR	281	5,269
Agricultural Bank of China Ltd., Class H	80,097	30,342
Bank of China Ltd., Class H	245,064	95,345

Bank of Communications Co. Ltd., Class H	26,833	18,407
China Bohai Bank Co. Ltd., Class H, 144A (a)	6,352	1,057
China Cinda Asset Management Co. Ltd., Class H	27,035	4,878
China CITIC Bank Corp. Ltd., Class H	27,569	12,949
China Construction Bank Corp., Class H	294,807	221,095
China Everbright Bank Co. Ltd., Class H	11,647	4,323
China Galaxy Securities Co. Ltd., Class H	10,749	6,149
China Huarong Asset Management Co. Ltd., Class H, 144A*	82,025	4,304
China International Capital Corp. Ltd., Class H, 144A	4,610	11,210
China Life Insurance Co. Ltd., Class H	23,179	38,445
China Merchants Bank Co. Ltd., Class H	11,963	100,742
China Minsheng Banking Corp. Ltd., Class H	17,855	6,947
China Pacific Insurance Group Co. Ltd., Class H	8,083	22,499
China Taiping Insurance Holdings Co. Ltd.	4,996	5,901
CITIC Securities Co. Ltd., Class H (a)	8,673	21,023
Far East Horizon Ltd.	5,432	4,630
GF Securities Co. Ltd., Class H	3,391	5,086
Haitong Securities Co. Ltd., Class H	9,374	8,062
Huatai Securities Co. Ltd., Class H, 144A	4,468	7,308
Industrial & Commercial Bank of China Ltd., Class H	174,086	104,046
Lufax Holding Ltd., ADR*	1,858	12,021
New China Life Insurance Co. Ltd., Class H	2,903	8,304
Noah Holdings Ltd., ADR*	129	3,658
People’s Insurance Co. Group of China Ltd., Class H	25,605	8,225
PICC Property & Casualty Co. Ltd., Class H	21,312	22,502
Ping An Insurance Group Co. of China Ltd., Class H	19,510	150,812
Postal Savings Bank of China Co. Ltd., Class H, 144A (a)	24,348	19,974
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	1,602	5,249

(Cost $1,117,411)		970,762

Health Care - 2.6%
3SBio, Inc., 144A*	4,044	3,209
Akeso, Inc., 144A*(a)	928	2,435
BeiGene Ltd., ADR*	142	29,894
CanSino Biologics, Inc., Class H, 144A*(a)	234	4,214
China Medical System Holdings Ltd.	4,289	7,608
China Traditional Chinese Medicine Holdings Co. Ltd.	5,879	3,348
CSPC Pharmaceutical Group Ltd.	27,919	33,051
Genscript Biotech Corp.*	3,635	14,352
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	421	4,714
Hansoh Pharmaceutical Group Co. Ltd., 144A	3,570	7,639
HUTCHMED China Ltd., ADR*(a)	253	6,894
Hygeia Healthcare Holdings Co. Ltd., 144A	1,034	5,611
I-Mab, ADR*	106	2,620
Innovent Biologics, Inc., 144A*	3,466	15,503
Jinxin Fertility Group Ltd., 144A*	4,553	5,297
Legend Biotech Corp., ADR*(a)	140	5,543
Microport Scientific Corp. (a)	1,969	5,443
Pharmaron Beijing Co. Ltd., Class H, 144A	409	4,941
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,866	9,455
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,659	6,646
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,354	4,242
Sino Biopharmaceutical Ltd.	32,088	20,451
Sinopharm Group Co. Ltd., Class H	4,113	9,938
Venus MedTech Hangzhou, Inc., Class H, 144A*	824	2,283
WuXi AppTec Co. Ltd., Class H, 144A	1,057	14,988
Wuxi Biologics Cayman, Inc., 144A*	10,984	90,318
Zai Lab Ltd., ADR*	248	13,566

(Cost $339,328)		334,203

Industrials - 1.9%
51job, Inc., ADR*	96	4,973
Air China Ltd., Class H*	5,595	4,296
AviChina Industry & Technology Co. Ltd., Class H	7,686	4,761
Beijing Capital International Airport Co. Ltd., Class H*	7,264	4,648
BOC Aviation Ltd., 144A	638	5,532
China Communications Services Corp. Ltd., Class H	7,331	4,025
China Conch Venture Holdings Ltd.	5,112	24,599
China Everbright Environment Group Ltd.	11,410	8,178
China Lesso Group Holdings Ltd.	3,329	5,104
China Merchants Port Holdings Co. Ltd.	4,644	8,737
China Railway Group Ltd., Class H	12,383	7,274
China Southern Airlines Co. Ltd., Class H*(a)	4,449	2,807
China State Construction International Holdings Ltd.	6,235	8,762
CITIC Ltd.	17,836	20,795
COSCO SHIPPING Holdings Co. Ltd., Class H*	9,804	19,699
COSCO SHIPPING Ports Ltd.	5,590	4,600
CRRC Corp. Ltd., Class H	13,296	5,905
DiDi Global, Inc., ADR*(a)	522	2,140
Fosun International Ltd.	7,670	8,314
Haitian International Holdings Ltd.	1,975	5,270
Jiangsu Expressway Co. Ltd., Class H	3,746	4,008
Sany Heavy Equipment International Holdings Co. Ltd.	3,852	3,983

Shenzhen International Holdings Ltd.	4,572	4,704
Sinotruk Hong Kong Ltd.	2,486	3,703
Weichai Power Co. Ltd., Class H	6,032	10,190
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	1,604	2,615
Zhejiang Expressway Co. Ltd., Class H	4,429	3,991
Zhuzhou CRRC Times Electric Co. Ltd.	1,451	7,521
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,127	3,399
ZTO Express Cayman, Inc., ADR	1,343	39,538

(Cost $245,238)		244,071

Information Technology - 2.3%
AAC Technologies Holdings, Inc. (a)	2,238	6,129
BYD Electronic International Co. Ltd. (a)	2,027	5,681
Chinasoft International Ltd.*	8,376	7,611
Chindata Group Holdings Ltd., ADR*(a)	234	1,285
Daqo New Energy Corp., ADR*	176	8,441
Flat Glass Group Co. Ltd., Class H (a)	1,396	5,753
GDS Holdings Ltd., ADR*(a)	282	12,555
Hua Hong Semiconductor Ltd., 144A*	1,612	8,355
Kingboard Holdings Ltd.	2,245	10,473
Kingboard Laminates Holdings Ltd.	2,869	4,758
Kingdee International Software Group Co. Ltd.*	7,981	19,591
Kingsoft Cloud Holdings Ltd., ADR*	188	1,267
Lenovo Group Ltd.	22,149	24,633
Ming Yuan Cloud Group Holdings Ltd.*(a)	1,396	2,741
Sunny Optical Technology Group Co. Ltd.	2,204	52,662
TravelSky Technology Ltd., Class H	2,918	5,497
Weimob, Inc., 144A*(a)	5,349	3,505
Xiaomi Corp., Class B, 144A*	43,673	81,939
Xinyi Solar Holdings Ltd.	14,990	27,088
ZTE Corp., Class H	2,616	6,428

(Cost $279,079)		296,392

Materials - 1.1%
Aluminum Corp. of China Ltd., Class H*	12,238	8,473
Anhui Conch Cement Co. Ltd., Class H	3,835	20,565
China Hongqiao Group Ltd.	7,027	9,767
China Molybdenum Co. Ltd., Class H	10,686	6,400
China National Building Material Co. Ltd., Class H	12,576	16,127
China Resources Cement Holdings Ltd.	7,492	6,405
Dongyue Group Ltd.	3,758	5,416
Ganfeng Lithium Co. Ltd., Class H, 144A	838	14,103
Huabao International Holdings Ltd. (a)	2,792	1,597
Jiangxi Copper Co. Ltd., Class H	3,403	6,115
Lee & Man Paper Manufacturing Ltd.	4,852	3,117
MMG Ltd.*	11,008	3,973
Nine Dragons Paper Holdings Ltd.	5,074	4,851
Shandong Gold Mining Co. Ltd., Class H, 144A	2,092	3,962
Zijin Mining Group Co. Ltd., Class H	17,737	26,286

(Cost $107,375)		137,157

Real Estate - 2.4%
Agile Group Holdings Ltd. (a)	3,500	1,595
A-Living Smart City Services Co. Ltd., 144A	1,870	3,355
China Evergrande Group (a)	8,413	1,723
China Jinmao Holdings Group Ltd.	18,657	6,208
China Overseas Land & Investment Ltd.	11,924	36,396
China Overseas Property Holdings Ltd.	2,910	3,147
China Resources Land Ltd.	9,730	47,319
China Resources Mixc Lifestyle Services Ltd., 144A	1,860	9,569
China Vanke Co. Ltd., Class H	4,971	11,782
CIFI Ever Sunshine Services Group Ltd.	2,252	4,104
CIFI Holdings Group Co. Ltd.	10,770	7,498
Country Garden Holdings Co. Ltd.	24,837	19,263
Country Garden Services Holdings Co. Ltd.	6,147	36,739
Greentown China Holdings Ltd.	2,790	4,185
Greentown Service Group Co. Ltd.	5,088	5,099
Guangzhou R&F Properties Co. Ltd., Class H (a)	4,449	1,890
Hopson Development Holdings Ltd. (a)	2,194	4,498
Jinmao Property Services Co. Ltd.*	281	1
KE Holdings, Inc., ADR*	1,099	21,332
KWG Group Holdings Ltd.	3,935	1,838
Logan Group Co. Ltd. (a)	5,284	1,758
Longfor Group Holdings Ltd., 144A	5,626	30,097
Powerlong Real Estate Holdings Ltd.	6,352	3,032
Seazen Group Ltd.*	5,983	3,155
Shimao Group Holdings Ltd. (a)	4,310	2,576
Shimao Services Holdings Ltd., 144A	2,540	1,853
Sunac China Holdings Ltd.	8,824	7,228
Sunac Services Holdings Ltd., 144A	2,200	1,867
Wharf Holdings Ltd.	4,320	15,591
Yuexiu Property Co. Ltd.	4,272	4,275

(Cost $428,176)		298,973

Utilities - 1.2%
Beijing Enterprises Holdings Ltd.	1,548	5,280
Beijing Enterprises Water Group Ltd.	13,999	5,518
CGN Power Co. Ltd., Class H, 144A	28,683	8,113
China Gas Holdings Ltd.	9,334	14,765
China Longyuan Power Group Corp. Ltd., Class H	10,239	20,966
China Power International Development Ltd.	13,911	7,851
China Resources Gas Group Ltd.	2,867	13,154
China Resources Power Holdings Co. Ltd.	6,012	13,357
ENN Energy Holdings Ltd.	2,465	35,775
Guangdong Investment Ltd.	9,083	12,206

Huaneng Power International, Inc., Class H	10,895	6,372
Kunlun Energy Co. Ltd.	11,945	11,679

(Cost $143,336)		155,036

TOTAL COMMON STOCKS
(Cost $7,027,595)		6,130,117

EXCHANGE-TRADED FUNDS - 51.6%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (c)	18,495	723,051
Xtrackers MSCI China A Inclusion Equity ETF (c)	205,268	5,813,230

TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,070,704)		6,536,281

SECURITIES LENDING COLLATERAL - 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
(Cost $115,741)	115,741	115,741

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
(Cost $7,941)	7,941	7,941

TOTAL INVESTMENTS - 100.9%
(Cost $13,221,981)		$12,790,080
Other assets and liabilities, net - (0.9%)		(117,684)

NET ASSETS - 100.0%		$12,672,396

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
EXCHANGE-TRADED FUNDS — 51.6%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (c)
1,716,704	77,335	(1,152,586)		120,334	(38,736)	9,116	—	18,495	723,051
Xtrackers MSCI China A Inclusion Equity ETF (c)
13,524,060	265,460	(6,911,488)		2,068,799	(3,133,601)	81,421	—	205,268	5,813,230
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
1,306,704	—	(1,190,963	) (f)	—	—	38	—	115,741	115,741
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
4,222	519,346	(515,627)		—	—	7	—	7,941	7,941

16,551,690	862,141	(9,770,664)		2,189,133	(3,172,337)	90,582	—	347,445	6,659,963

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $232,841, which is 1.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $128,574.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$6,109,959	$—	$20,158	$6,130,117
Exchange-Traded Funds	6,536,281	—	—	6,536,281
Short-Term Investments (g)	123,682	—	—	123,682

TOTAL	$12,769,922	$—	$20,158	$12,790,080

(g)	See Schedule of Investments for additional detailed categorizations.

During the period ended February 28, 2022, the amount of transfers from Level 3 to Level 1 was $ 10,780. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.